Reconciliation of the differences between basic and diluted EPS - Summary of Potential Shares of Common Stock (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Net income (loss) attributable to Sony Group Corporation's stockholders for basic and diluted EPS computation	¥ (326,865)	¥ 1,141,600	¥ 970,573
Continuing operations	1,030,893	1,067,431	846,587
Discontinued operations	¥ (1,357,758)	¥ 74,169	¥ 123,986
Adjustment amount to net income attributable to Sony Group Corporation's stockholders for diluted EPS computation:
Weighted-average shares outstanding for basic EPS computation	5,975,984	6,049,652	6,156,210
Stock options	25,890	18,862	18,398
Restricted stock units	11,316	6,550	2,047
Weighted-average shares for diluted EPS computation	6,013,190	6,075,064	6,176,655
Basic EPS	¥ (54.7)	¥ 188.71	¥ 157.66
Continuing operations	172.51	176.45	137.52
Discontinued operations	(227.21)	12.26	20.14
Diluted EPS	(54.36)	187.92	157.14
Continuing operations	171.44	175.71	137.06
Discontinued operations	¥ (225.8)	¥ 12.21	¥ 20.08